Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Current	$ 377,404	$ 167,350	$ 255,991
Deferred	(45,643)	26,523	(48,252)
Current	168,177	176,739	191,167
Deferred	(28,016)	(28,472)	(29)
Current	43,860	19,496	30,500
Deferred	(480)	581	(8,171)
Income taxes (Note 4)	$ 515,302	$ 362,217	$ 421,206